Note 10 - Share-based Payment Reserve (Details Textual)			3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 20, 2018	Dec. 31, 2017 shares	Mar. 31, 2020 CAD ($) $ / shares	Mar. 31, 2019 CAD ($) $ / shares	Mar. 31, 2018 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares
Statement Line Items [Line Items]
Option life, share options granted			2.85	2.85	3
Weighted average remaining contractual life of outstanding share options (Year)			1 year 135 days	2 years 62 days		2 years 94 days	2 years 94 days
Share-based payment arrangements, option vesting percentage	25.00%
Share-based payment arrangements, option vesting period (Month)	270 days
Share-based payment arrangements, option vesting period, required period before vesting begins (Month)	90 days
Risk free interest rate, share options granted			1.37%	2.19%	1.39%
Expected dividend, share options granted | $			$ 0	$ 0	$ 0
Expected volatility, share options granted			123.00%	105.00%	97.00%
Forfeiture rate, share options granted			0.00%	0.00%	0.00%
Weighted average share price, share options granted (in CAD per share)			$ 0.20	$ 0.07	$ 0.20
Exercise price, share options granted (in CAD per share)			$ 0.05	$ 0.07	$ 0.21
Management, employees, directors and consultants [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, share options granted | $			$ 0.0355			$ 0.0453	$ 0.12
Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)			$ 0.23			$ 0.23	$ 0.23
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)			$ 0.05			$ 0.07	$ 0.20
The 2017 Stock Option Plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares) | shares		7,105,838
Share reservation limitations, maximum percentage of allowed reserved shares		5.00%
Weighted average remaining contractual life of outstanding share options (Year)			1 year 135 days	2 years 62 days	2 years 189 days
The 2017 Stock Option Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted		10